UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6624

Nuveen New York Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         12/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Select Tax-Free Income Portfolio (NXN)
	December 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.2%
$ 100	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BBB	$ 102,594
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
	Consumer Staples – 1.5%
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
350	4.750%, 6/01/22	6/16 at 100.00	BBB	350,042
540	5.000%, 6/01/26	6/16 at 100.00	BB–	518,054
890	Total Consumer Staples			868,096
	Education and Civic Organizations – 14.3%
100	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	104,710
	2007A, 5.000%, 7/01/31
165	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools,	4/17 at 100.00	BBB–	162,480
	Series 2007A, 5.000%, 4/01/37
280	Buffalo and Erie County Industrial Land Development Corporation, New York, Tax-Exempt Revenue	12/20 at 100.00	BBB	331,517
	Bonds, Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40
30	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	31,202
	University, Series 2006, 5.000%, 5/01/23
430	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	N/R	442,195
	2007A, 5.000%, 7/01/41 – RAAI Insured
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	BBB	1,162,500
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
50	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	53,812
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series 2011A,	4/21 at 100.00	AAA	1,167,840
	5.000%, 10/01/41
120	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series 2010,	7/20 at 100.00	Baa1	133,705
	5.250%, 7/01/35
815	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	Baa1	855,587
	College Refunding, Series 2007-A1, 5.000%, 8/01/46
100	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	107,732
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
2,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of	7/21 at 100.00	AA–	2,249,440
	Rochester Project, Series 2011B, 5.000%, 7/01/41
100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. Francis	10/14 at 100.00	A–	102,888
	College, Series 2004, 5.000%, 10/01/34
430	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	Ba1	423,344
	Stadium Project, Series 2006, 4.750%, 1/01/42 – AMBAC Insured
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
590	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	599,192
300	4.750%, 3/01/46 – NPFG Insured	9/16 at 100.00	BBB	307,113
65	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	69,171
	College, Series 2007, 5.000%, 10/01/27
7,575	Total Education and Civic Organizations			8,304,428
	Financials – 0.9%
435	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series	No Opt. Call	A	527,185
	2007, 5.500%, 10/01/37
	Health Care – 9.6%
1,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante	3/16 at 100.00	A+	1,063,530
	System, Series 2006, 5.000%, 3/01/41
450	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	477,072
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
500	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	N/R	535,275
	Hospital, Series 2005, 4.900%, 8/15/31
100	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A2	110,414
	Series 2010, 5.200%, 7/01/32
125	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group	12/18 at 100.00	Ba1	138,504
	Revenue Bonds, Series 2008, 6.250%, 12/01/37
950	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	1,041,153
	Center, Series 2006-1, 5.000%, 7/01/35
375	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital,	8/14 at 100.00	AA–	404,708
	Series 2004A, 5.250%, 8/15/15 – AGM Insured
750	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2011A,	7/20 at 100.00	A–	883,298
	6.000%, 7/01/40
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
100	5.250%, 2/01/27	2/17 at 100.00	BBB–	102,335
90	5.500%, 2/01/32	2/17 at 100.00	BBB–	92,458
750	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/13 at 100.00	Aa3	753,855
	2003A, 5.250%, 2/15/21 – AMBAC Insured
5,190	Total Health Care			5,602,602
	Housing/Multifamily – 2.6%
965	New Hartford-Sunset Woods Funding Corporation, New York, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	AA+	976,860
	Sunset Woods Apartments II Project, Series 2002, 5.350%, 2/01/20
250	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	256,428
	Series 2004A, 5.250%, 11/01/30
275	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	289,377
	11/01/38 (Alternative Minimum Tax)
1,490	Total Housing/Multifamily			1,522,665
	Housing/Single Family – 4.1%
2,365	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-First Series A, 5.300%,	4/13 at 100.00	Aaa	2,367,862
	10/01/31 (Alternative Minimum Tax)
	Long-Term Care – 5.7%
100	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Ba3	97,844
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
50	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005,	7/15 at 100.00	N/R	45,653
	5.000%, 7/01/35 – ACA Insured
1,805	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Refunding Bonds,	8/13 at 100.50	AAA	1,828,032
	Jewish Home of Rochester, Series 2002, 4.625%, 2/15/17
1,000	East Rochester Housing Authority, New York, Revenue Bonds, GNMA/FHA-Secured Revenue Bonds,	12/15 at 100.00	N/R	1,032,260
	St. Mary’s Residence Project, Series 2002A, 5.375%, 12/20/22
25	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 100.00	N/R	24,598
	Needs Facilities Pooled Program, Series 2008-B1, 5.500%, 7/01/18
275	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs	7/16 at 101.00	N/R	270,578
	Facilities Pooled Program Bonds, Series 2008-C1, 5.500%, 7/01/18
3,255	Total Long-Term Care			3,298,965
	Materials – 0.2%
90	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds,	12/13 at 100.00	BBB	92,794
	International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)
	Tax Obligation/General – 6.1%
1,260	New York City, New York, General Obligation Bonds, Fiscal 2008 Series D, 5.125%, 12/01/25	12/17 at 100.00	AA	1,481,256
10	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	AA	10,777
200	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AA	218,582
	FGIC Insured
1,000	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25	6/16 at 100.00	AA	1,126,970
600	Yonkers, New York, General Obligation Bonds, Series 2011A, 5.000%, 10/01/24 – AGM Insured	10/21 at 100.00	AA–	694,470
3,070	Total Tax Obligation/General			3,532,055
	Tax Obligation/Limited – 29.7%
600	Battery Park City Authority, New York, Lease Revenue Bonds, Senior Lien Series 2003A,	11/13 at 100.00	AAA	622,626
	5.000%, 11/01/23
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,376,640
	2011A, 5.750%, 2/15/47
1,500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47	2/17 at 100.00	A	1,586,910
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
250	5.000%, 10/15/25 – NPFG Insured	10/14 at 100.00	AAA	269,123
200	5.000%, 10/15/26 – NPFG Insured	10/14 at 100.00	AAA	214,130
1,225	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	1,309,060
600	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series	1/17 at 100.00	AA–	672,552
	2007S-2, 5.000%, 1/15/28 – FGIC Insured
10	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	2/13 at 100.00	AAA	10,038
	2003E, 5.000%, 2/01/23 – FGIC Insured
550	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	11/17 at 100.00	AAA	641,735
	2007C-1, 5.000%, 11/01/27
535	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Tender Option	5/19 at 100.00	AAA	732,987
	Bond Trust 3545, 13.596%, 5/01/32 (IF)
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	2/21 at 100.00	AAA	1,202,150
	SubSeries 2011D-1, 5.250%, 2/01/30
775	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	897,287
	Series 2008A, 5.000%, 12/15/26 (UB)
250	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	4/14 at 100.00	AA	261,708
	2004A, 5.000%, 4/01/21 – NPFG Insured
425	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007, 5.000%,	10/17 at 100.00	AA	481,415
	4/01/27
570	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%,	No Opt. Call	AA	725,838
	4/01/20 – AMBAC Insured (UB) (4)
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
1,000	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	1,019,970
250	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	254,908
500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	510,335
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
1,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/21 at 100.00	AAA	1,188,060
	2011A, 5.000%, 3/15/29
1,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,	3/17 at 100.00	AAA	1,340,100
	Tender Option Bond Trust 09-6W, 13.782%, 3/15/37 (IF) (4)
4,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C,	No Opt. Call	AA–	910,680
	0.000%, 8/01/39
18,240	Total Tax Obligation/Limited			17,228,252
	Transportation – 9.9%
500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A,	No Opt. Call	A	560,800
	5.000%, 11/15/15 – FGIC Insured
250	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	11/21 at 100.00	A+	280,915
	Series 2011, 5.000%, 11/15/44
100	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AA–	108,750
	AGM Insured
1,050	New York State Thruway Authority, General Revenue Bonds, Series2012I, 5.000%, 1/01/42	1/22 at 100.00	A+	1,175,433
105	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	AA–	113,745
	Series 2005, 5.000%, 12/01/31 – SYNCORA GTY Insured
120	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA–	173,678
	Eighth Series 2007, Trust 2920, 17.424%, 8/15/32 – AGM Insured (IF)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal
	LLC Project, Eighth Series 2010:
290	6.500%, 12/01/28	12/15 at 100.00	BBB–	322,297
215	6.000%, 12/01/36	12/20 at 100.00	BBB–	256,138
5,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	No Opt. Call	AA–	2,757,315
	Series 2012B, 0.000%, 11/15/32
8,130	Total Transportation			5,749,071
	U.S. Guaranteed – 4.8% (5)
630	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	Aaa	708,901
	County Issue, Series 1986, 7.375%, 7/01/16 (ETM)
670	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AA (5)	685,738
	Center, Series 2003-1, 5.000%, 7/01/21 (Pre-refunded 7/01/13) – NPFG Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1 (5)	512,995
	Hospital Association, Series 2003A, 5.500%, 7/01/32 (Pre-refunded 7/01/13)
500	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City	5/14 at 100.00	AA– (5)	536,145
	School District, Series 2004, 5.750%, 5/01/26 (Pre-refunded 5/01/14) – AGM Insured
290	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	Aa2 (5)	313,041
	(Pre-refunded 8/15/14)
2,590	Total U.S. Guaranteed			2,756,820
	Utilities – 5.4%
35	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	39,040
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
570	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	633,053
430	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	475,907
1,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A,	4/19 at 100.00	A	1,195,230
	5.700%, 4/01/30
400	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A	447,780
	5.000%, 5/01/38
360	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue	No Opt. Call	BB+	368,134
	Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42
2,795	Total Utilities			3,159,144
	Water and Sewer – 4.2%
275	New York City Municipal Water Finance Authority, New York, Water and Sewerage System	6/18 at 100.00	AA+	422,521
	Revenue Bonds, Tender Option Bond Trust 3484, 17.835%, 6/15/32 (IF)
1,840	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/16 at 100.00	AAA	2,027,549
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Series 2006A, 4.750%, 6/15/29
2,115	Total Water and Sewer			2,450,070
$ 58,330	Total Investments (cost $53,512,397) – 99.2%			57,562,603
	Floating Rate Obligations – (1.7)%			(1,005,000)
	Other Assets Less Liabilities – 2.5%			1,479,993
	Net Assets – 100%			$ 58,037,596

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

  Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

  Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$57,562,603	$ —	$57,562,603

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2012, the cost of investments was $52,499,046.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2012, were as follows:

Gross unrealized:
Appreciation	$4,207,638
Depreciation	(145,488)
Net unrealized appreciation (depreciation) of investments	$4,062,150

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Select Tax-Free Income Portfolio

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         March 1, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         March 1, 2013